UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, MA 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, MA 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	241,007	$16,778,907
United Technologies Corp.	55,422	4,338,989

		$21,117,896

Automobiles — 0.5%
Bayerische Motoren Werke AG	58,194	$4,267,345

		$4,267,345

Beverages — 3.2%
Beam, Inc.	84,050	$4,836,237
Coca-Cola Co. (The)	615,776	23,356,384

		$28,192,621

Biotechnology — 3.6%
Celgene Corp.(1)	157,419	$12,026,811
Gilead Sciences, Inc.(1)	299,551	19,869,218

		$31,896,029

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The)	50,381	$5,727,312

		$5,727,312

Chemicals — 2.6%
Celanese Corp., Series A	99,084	$3,756,274
LyondellBasell Industries NV, Class A	93,739	4,842,557
Monsanto Co.	156,779	14,270,025

		$22,868,856

Commercial Banks — 4.1%
PNC Financial Services Group, Inc.	151,102	$9,534,536
Regions Financial Corp.	982,098	7,080,927
Wells Fargo & Co.	580,067	20,029,713

		$36,645,176

Communications Equipment — 2.5%
QUALCOMM, Inc.	354,970	$22,182,075

		$22,182,075

Computers & Peripherals — 4.9%
Apple, Inc.	51,998	$34,696,186
EMC Corp.(1)	320,697	8,745,407

		$43,441,593

Consumer Finance — 1.1%
American Express Co.	165,526	$9,411,808

		$9,411,808

Diversified Financial Services — 4.3%
Bank of America Corp.	1,383,956	$12,220,331
Citigroup, Inc.	373,190	12,210,777
JPMorgan Chase & Co.	343,986	13,924,553

		$38,355,661

Security	Shares	Value
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	423,152	$15,952,830
CenturyLink, Inc.	361,969	14,623,548

		$30,576,378

Electric Utilities — 2.9%
American Electric Power Co., Inc.	114,868	$5,047,300
Duke Energy Corp.	65,511	4,245,113
Edison International	103,463	4,727,225
PPL Corp.	162,448	4,719,114
Southern Co. (The)	153,691	7,083,618

		$25,822,370

Energy Equipment & Services — 1.6%
Halliburton Co.	215,263	$7,252,211
Schlumberger, Ltd.	100,513	7,270,105

		$14,522,316

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	135,745	$13,591,468

		$13,591,468

Health Care Equipment & Supplies — 2.7%
Covidien PLC	217,109	$12,900,617
St. Jude Medical, Inc.	103,004	4,339,558
Varian Medical Systems, Inc.(1)	111,647	6,734,547

		$23,974,722

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	165,523	$15,186,735

		$15,186,735

Household Products — 2.8%
Colgate-Palmolive Co.	98,616	$10,573,608
Procter & Gamble Co.	199,928	13,867,006

		$24,440,614

Industrial Conglomerates — 3.9%
Danaher Corp.	320,660	$17,684,399
General Electric Co.	750,112	17,035,043

		$34,719,442

Insurance — 1.7%
Aflac, Inc.	125,325	$6,000,561
MetLife, Inc.	261,360	9,006,466

		$15,007,027

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	77,638	$19,744,896

		$19,744,896

Internet Software & Services — 4.4%
eBay, Inc.(1)	319,527	$15,468,302
Google, Inc., Class A(1)	30,769	23,215,211

		$38,683,513

IT Services — 6.1%
Accenture PLC, Class A	284,429	$19,918,563
International Business Machines Corp.	98,936	20,524,273
Visa, Inc., Class A	100,318	13,470,701

		$53,913,537

Security	Shares	Value
Machinery — 1.0%
Deere & Co.	104,137	$8,590,261

		$8,590,261

Media — 2.3%
Comcast Corp., Class A	316,562	$11,323,423
Walt Disney Co. (The)	180,270	9,424,515

		$20,747,938

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	105,470	$4,174,503

		$4,174,503

Multi-Utilities — 0.5%
Sempra Energy	69,500	$4,482,055

		$4,482,055

Multiline Retail — 2.1%
Dollar General Corp.(1)	229,966	$11,852,448
Macy’s, Inc.	179,029	6,735,071

		$18,587,519

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	88,887	$6,214,979
Apache Corp.	72,873	6,301,328
Chevron Corp.	73,085	8,518,788
ConocoPhillips	262,044	14,983,676
Exxon Mobil Corp.	399,205	36,507,297
Occidental Petroleum Corp.	114,072	9,817,037
Phillips 66	131,022	6,075,490

		$88,418,595

Pharmaceuticals — 6.2%
Abbott Laboratories	177,748	$12,186,403
Allergan, Inc.	131,661	12,057,514
Johnson & Johnson	156,091	10,756,231
Pfizer, Inc.	804,177	19,983,798

		$54,983,946

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.	54,354	$7,391,600
Boston Properties, Inc.	65,336	7,226,815

		$14,618,415

Road & Rail — 1.7%
Union Pacific Corp.	129,124	$15,327,019

		$15,327,019

Software — 2.9%
Microsoft Corp.	532,947	$15,871,162
Oracle Corp.	313,357	9,867,612

		$25,738,774

Specialty Retail — 0.8%
Home Depot, Inc. (The)	112,056	$6,764,821

		$6,764,821

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	116,582	$11,064,798

		$11,064,798

Security	Shares	Value
Tobacco — 2.5%
Philip Morris International, Inc.	247,725	$22,280,386

		$22,280,386

Total Common Stocks (identified cost $653,032,249)		$870,068,420

Put Options Purchased — 2.0%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	2,017	$1,325.00	12/22/12	$2,783,460
S&P 500 Index	3,025	1,375.00	3/16/13	13,915,000
S&P 500 Index	473	1,385.00	10/26/12	359,480

Total Put Options Purchased (identified cost $28,170,652)				$17,057,940

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$953	$952,638

Total Short-Term Investments (identified cost $952,638)		$952,638

Total Investments — 100.0% (identified cost $682,155,539)		$888,078,998

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,500	$1,445.00	10/5/12	$(1,080,000)
S&P 500 Index	3,034	1,460.00	10/20/12	(2,472,710)
S&P 500 Index	473	1,465.00	10/26/12	(385,495)

Total Call Options Written (premiums received $6,694,799)				$(3,938,205)

Put Options Written — (0.0)%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	504	$1,050.00	12/22/12	$(61,740)

Total Put Options Written (premiums received $1,854,012)				$(61,740)

Other Assets, Less Liabilities — 0.5%				$4,592,067

Net Assets — 100.0%				$888,671,120

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $23,601.

(3)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$687,554,941

Gross unrealized appreciation	$218,821,680
Gross unrealized depreciation	(18,297,623)

Net unrealized appreciation	$200,524,057

Written options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,035	$13,370,981
Options written	88,604	121,433,365
Options terminated in closing purchase transactions	(67,663)	(113,759,096)
Options expired	(19,465)	(12,496,439)

Outstanding, end of period	5,511	$8,548,811

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund purchases put options, with respect to a substantial portion of its investments in common stocks, on indices or exchange-traded funds that replicate such indices at strike prices below the current value of the index or exchange-traded fund to reduce the Fund’s exposure to market risk and volatility. In buying put options on an index or exchange-traded fund, the Fund in effect, acquires protection against decline in the value of the applicable index or exchange-traded fund below the exercise price in exchange for the option premium paid.

During periods of high and rising volatility, the Fund may and did write put options during the period ended September 30, 2012 on indices at a strike price below that of the Fund’s long put options on indices or exchange traded funds, creating a spread that reduces the overall cost of protection, but also limits protection. The Fund writes index or OTC call options at the money and occasionally, OTC put options on individual stocks below the current value of the security to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock at strike prices below the current market price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $17,057,940 and $3,999,945, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$92,096,707	$4,267,345		$—	$96,364,052
Consumer Staples	88,505,089	—		—	88,505,089
Energy	102,940,910	—		—	102,940,910
Financials	119,765,400	—		—	119,765,400
Health Care	110,854,698	—		—	110,854,698
Industrials	79,754,618	—		—	79,754,618
Information Technology	183,959,491	—		—	183,959,491
Materials	27,043,359	—		—	27,043,359
Telecommunication Services	30,576,378	—		—	30,576,378
Utilities	30,304,425	—		—	30,304,425
Total Common Stocks	$865,801,075	$4,267,345	*	$—	$870,068,420
Put Options Purchased	$17,057,940	$—		$—	$17,057,940
Short-Term Investments	—	952,638		—	952,638
Total Investments	$882,859,015	$5,219,983		$—	$888,078,998

Liability Description
Call Options Written	$(3,938,205)	$—		$—	$(3,938,205)
Put Options Written	(61,740)	—		—	(61,740)
Total	$(3,999,945)	$—		$—	$(3,999,945)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012